THE COMPANY AND BASIS OF PRESENTATION (Details- Retroactive basis the reverse stock splits) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Weighted average shares outstanding, basic	8,217,024	517,979	6,829,825	507,499
Weighted average shares outstanding, diluted	8,217,024	517,979	6,829,825	507,499
Basic net loss per shares attributable to common stockholders	$ (0.15)	$ (2.83)	$ (0.53)	$ (5.22)
Diluted net loss per shares attributable to common stockholders	$ (0.15)	$ (2.83)	$ (0.53)	$ (5.22)
Pre Split [Member]
Weighted average shares outstanding, basic					8,908,934
Weighted average shares outstanding, diluted					8,908,934
Basic net loss per shares attributable to common stockholders					$ (0.55)
Diluted net loss per shares attributable to common stockholders					$ (0.55)
Post Split [Member]
Weighted average shares outstanding, basic					556,808
Weighted average shares outstanding, diluted					556,808
Basic net loss per shares attributable to common stockholders					$ (8.82)
Diluted net loss per shares attributable to common stockholders					$ (8.82)